Other risks and contingent liabilities (Details)						1 Months Ended	6 Months Ended	252 Months Ended
	Jun. 30, 2024	Jun. 18, 2024 item	Jul. 04, 2023 shareholder	Sep. 15, 2022	Feb. 24, 2022	Oct. 31, 2022 item	Jun. 30, 2024 item	Dec. 31, 2040
Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)	39.62%
Disputes relating to climate | United States
Disclosure of contingent liabilities
Number of litigations in which Corporation and subsidiaries were summoned							3
Dispute relating to completion of Vigilance Plan | France
Disclosure of contingent liabilities
Percentage of reduction in net direct and indirect CO2 emissions, per injunction sought after by certain associations and local communities before Court of Justice								40.00%
Number of plaintiffs struck out		17
Number of plaintiffs		22
Dispute relating to annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023 | France
Disclosure of contingent liabilities
Number of shareholders seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023 | shareholder			9
Number of shareholder companies seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023 | shareholder			2
Number of shareholder individuals seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023 | shareholder			7
Complaint accusing of complicity in war crimes in Russian invasion of Ukraine | Terneftegaz JSC
Disclosure of contingent liabilities
% owned					49.00%
Percentage of interest sold				49.00%
Complaint accusing of complicity in war crimes in Russian invasion of Ukraine | Terneftegaz JSC | Novatek
Disclosure of contingent liabilities
% owned					51.00%
Complaint accusing of complicity in war crimes in Russian invasion of Ukraine | France
Disclosure of contingent liabilities
Number of associations who filed simple complaint						2